OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SCHEDULE OF SEGMENT INFORMATION

Segment information

	For the year ended December 31, 2025
	Sensera Products	“Benefit CRM” Services	Total
Revenues	-	846,531	846,531
Cost of revenues	-	748,148	748,148
Segment (income) loss	(12,960,437)	38,143	(12,922,294)
Finance (income) expenses, net			(29,509,764)
Tax expenses			33,082
Net Income and comprehensive income			(12,787,577)

SCHEDULE OF NON-CURRENT ASSETS	Non-current assets as of December 31, 2025:
	As of December 31, 2025
	Sensera Products	“Benefit CRM” Services	Total
Property, plant and equipment	-	2,805	2,805
Intangible asset	19,800,767	-	19,800,767